Notes to the Consolidated Statements of Financial Position - Summary Of Property Plant And Equipment Excluding Right Of Use Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 33.9
Ending balance	37.7	€ 33.9
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3.4
Ending balance	3.8	3.4
Technical facilities and machines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8.4
Ending balance	8.6	8.4
Other facilities, operating and business equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	17.8
Ending balance	24.3	17.8
Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.3
Ending balance	1.1	4.3
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	49.9	35.7
Business combinations	0.1	0.5
Additions	9.8	14.5
Transfers	0.0	(0.1)
Disposals	(1.5)	(0.7)
Currency translation differences	0.0
Ending balance	58.4	49.9
Cost | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3.9	2.5
Additions	0.3	1.1
Transfers	0.5	0.3
Disposals	0.0	0.0
Ending balance	4.6	3.9
Cost | Technical facilities and machines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10.2	5.1
Business combinations		0.5
Additions	0.8	4.2
Transfers	0.8	0.4
Disposals	0.0	0.0
Ending balance	11.7	10.2
Cost | Other facilities, operating and business equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31.6	27.7
Business combinations	0.1
Additions	3.6	4.1
Transfers	7.1	0.4
Disposals	(1.5)	(0.6)
Currency translation differences	0.0
Ending balance	40.9	31.6
Cost | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4.3	0.3
Additions	5.2	5.1
Transfers	(8.4)	(1.2)
Disposals	0.0
Ending balance	1.1	4.3
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(16.0)	(12.3)
Additions	(5.6)	(4.2)
Impairment loss	(0.4)
Disposals	1.4	0.6
Currency translation differences	0.0	0.0
Ending balance	(20.3)	(16.0)
Accumulated depreciation | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0.4)	(0.1)
Additions	(0.4)	(0.3)
Disposals	0.0	0.0
Ending balance	(0.9)	(0.4)
Accumulated depreciation | Technical facilities and machines [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1.8)	(1.2)
Additions	(1.1)	(0.6)
Impairment loss	(0.2)
Disposals	0.0	0.0
Ending balance	(3.1)	(1.8)
Accumulated depreciation | Other facilities, operating and business equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(13.8)	(11.0)
Additions	(4.1)	(3.3)
Impairment loss	(0.1)
Disposals	1.4	0.6
Currency translation differences	0.0	0.0
Ending balance	(16.6)	(13.8)
Accumulated depreciation | Assets under construction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0.0
Ending balance	€ 0.0	€ 0.0